UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 26 Strawberry Hill Ave, PH-D

         Stamford, CT  06902

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

     Christine Glick     Greenwich, CT     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $105,349 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALVARION LTD                   SHS              M0861T100     4545   564574 SH       SOLE                   564574        0        0
APPLE INC                      COM              037833100    10668   114822 SH       SOLE                   114822        0        0
BANKRATE INC                   COM              06646V108      318     9037 SH       SOLE                     9037        0        0
BLOCKBUSTER INC                CL A             093679108    10253  1592009 SH       SOLE                  1592009        0        0
CLEARWIRE CORP                 CL A             185385309     3337   163000 SH       SOLE                   163000        0        0
COMCAST CORP NEW               CL A             20030N101     4902   188895 SH       SOLE                   188895        0        0
CORUS BANKSHARES INC           COM              220873103     1877   110000 SH       SOLE                   110000        0        0
DORAL FINL CORP                COM              25811P100     1286   784389 SH       SOLE                   784389        0        0
DOWNEY FINL CORP               COM              261018105      710    11000 SH       SOLE                    11000        0        0
EBAY INC                       COM              278642103     5280   159280 SH       SOLE                   159280        0        0
FIRST BANCORP P R              COM              318672102     4666   351923 SH       SOLE                   351923        0        0
GENCORP INC                    COM              368682100     6335   457700 SH       SOLE                   457700        0        0
INTERNATIONAL COAL GRP INC N   COM              45928H106     1155   220000 SH       SOLE                   220000        0        0
NEXTWAVE WIRELESS INC          COM              65337Y102     3713   371250 SH       SOLE                   371250        0        0
NOVATEL INC                    COM              669954109     4329   116798 SH       SOLE                   116798        0        0
QUILMES INDL QUINSA SOCIETE    SP ADR CL B      74838Y207     4652    62915 SH       SOLE                    62915        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101     9072   326800 SH       SOLE                   326800        0        0
SPRINT NEXTEL CORP             COM FON          852061100     7789   410800 SH       SOLE                   410800        0        0
TAL INTL GROUP INC             COM              874083108     6082   253416 SH       SOLE                   253416        0        0
TIME WARNER CABLE INC          CL A             88732J108     6546   174689 SH       SOLE                   174689        0        0
WALGREEN CO                    COM              931422109     7834   170717 SH       SOLE                   170717        0        0